CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Feb. 29, 2020
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000
Ordinary shares, shares issued	29,184,475	24,898,908
Ordinary shares, shares outstanding	29,149,444	24,898,908
Series A convertible preferred shares
Convertible preferred shares, par value				$ 0.0001
Series B convertible preferred shares
Convertible preferred shares, par value			$ 0.0001